Investment in Joint Operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of joint operations [line items]
Property, plant and equipment1	R 91,857	R 47,633	R 40,848
Wafi-Golpu Joint Operation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (as a percent)	50.00%
Property, plant and equipment1	R 2,300	R 2,500
Newcrest Mining Limited | Wafi-Golpu Joint Operation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (as a percent)	50.00%
PG State [Member]
Disclosure of joint operations [line items]
Potential Percentage of equity interests	30.00%